UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 03/31/2009 Date of Reporting Period: 06/30/2008

Item 1. Schedule of Investments.

	Nicholas Equity Income Fund, Inc.
	Schedule of Investments (unaudited)
	June 30, 2008

		VALUE
		-----------

COMMON STOCKS -- 86.89%
	Consumer Discretionary - Auto & Components
	- 2.66%
35,000	Johnson Controls, Inc.	$ 1,003,800
		-----------

	Consumer Discretionary - Consumer Durables &
	Apparel - 6.12%
8,000	Fortune Brands, Inc.	499,280
5,000	National Presto Industries, Inc.	320,900
10,000	V.F. Corporation	711,800
29,400	Weyco Group, Inc.	779,982
		-----------
		2,311,962
		-----------

	Consumer Discretionary - Consumer Services
	- 4.42%
30,000	DineEquity, Inc.	1,120,800
45,000	Jackson Hewitt Tax Service Inc.	549,900
		-----------
		1,670,700
		-----------

Consumer Staples - Food & Staple Retail - 3.17%
10,000	SUPERVALU INC.	308,900
23,000	Village Super Market, Inc.	887,340
		-----------
		1,196,240
		-----------

	Consumer Staples - Food, Beverage & Tobacco
	- 10.72%
30,000	Altria Group, Inc.	616,800
15,000	Diageo plc	1,108,050
15,000	Philip Morris International Inc.	740,850
51,215	Rocky Mountain Chocolate Factory, Inc.	493,200
20,000	UST Inc.	1,092,200
		-----------
		4,051,100
		-----------

	Energy - 21.12%
13,000	Chevron Corporation	1,288,690
33,000	Crosstex Energy, Inc.	1,143,780
75,000	Dorchester Minerals, L.P.	2,385,000
24,366	Hiland Holdings GP, LP	656,420
10,727	Hiland Partners, LP	533,883
30,000	Kayne Anderson Energy Total Return Fund, Inc.	875,400
40,000	Kayne Anderson MLP Investment Company	1,097,600
		-----------
		7,980,773
		-----------

	Financials - Banks - 4.15%
24,000	Associated Banc-Corp	462,960
30,000	Marshall & Ilsley Corporation	459,900
29,000	MGIC Investment Corporation	177,190
71,700	Severn Bancorp, Inc.	467,484
		-----------
		1,567,534
		-----------

	Financials - Insurance - 1.85%
15,000	Mercury General Corporation	700,800
		-----------

	Financials - Real Estate - 2.43%
60,000	Cohen & Steers Quality Income Realty Fund, Inc.	918,000
		-----------

	Health Care - Pharmaceuticals &
	Biotechnology - 2.10%
15,000	Abbott Laboratories	794,550
		-----------

	Industrials - Capital Goods - 7.39%
70,000	Briggs & Stratton Corporation	887,600
16,000	Illinois Tool Works Inc.	760,160
14,000	W.W. Grainger, Inc.	1,145,200
		-----------
		2,792,960
		-----------

	Information Technology - Software & Services

	- 1.65%
10,000	Computer Services, Inc.	330,000
10,000	Quality Systems, Inc.	292,800
		-----------
		622,800
		-----------

	Materials - 11.81%
15,000	AptarGroup, Inc.	629,250
35,000	Bemis Company, Inc.	784,700
55,000	RPM International, Inc.	1,133,000
42,000	Stepan Company	1,916,040
		-----------
		4,462,990
		-----------

	Telecommunication Services - 2.10%
70,000	Citizens Communications Company	793,800
		-----------

	Utilities - 5.20%
40,000	Duke Energy Corporation	695,200
25,000	Integrys Energy Group, Inc.	1,270,750
		-----------
		1,965,950
		-----------

TOTAL Common Stocks	(COST: $31,374,932)	32,833,959
		-----------

CONVERTIBLE PREFERRED STOCKS -- 4.50%
	Financials - Real Estate - 2.49%
47,000	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable Preferred Stock	940,000
		-----------

	Health Care - Services - 2.01%
57,650	National Healthcare Corporation Series A
	Convertible Preferred	760,980
		-----------

TOTAL Convertible Preferred Stocks (COST: $1,921,615)		1,700,980
		-----------

SHORT-TERM INVESTMENTS -- 8.61%
	Commercial Paper - 7.14%
$275,000	Chevron Phillips Chemical Company LLC
	07/01/08, 2.75%	275,000
300,000	R.R. Donnelley & Sons Company 07/02/08, 3.00%	299,975
350,000	PPG Industries, Inc. 07/03/08, 2.90%	349,944
150,000	Kraft Foods Inc. 07/07/08, 2.48%	149,938
399,000	R.R. Donnelley & Sons Company 07/08/08, 2.95%	398,771
350,000	Sara Lee Corporation 07/08/08, 2.85%	349,806
250,000	ITT Corporation 07/09/08, 2.87%	249,841
325,000	General Mills, Inc. 07/10/08, 2.95%	324,760
300,000	Dow Chemical Company 07/28/08, 2.95%	299,336
		-----------
		2,697,371
		-----------

	Variable Rate Security - 1.47%
554,639	Wisconsin Corporate Central Credit Union
	07/01/08, 2.15%	554,639
		-----------

TOTAL Short-term Investments	(COST: $ 3,252,010)	3,252,010
		-----------

TOTAL SECURITY HOLDINGS -	100.00%	37,786,949
		-----------

OTHER ASSETS, NET OF LIABILITIES - 0.00%		1,668
		-----------
TOTAL NET ASSETS		$37,788,617
		-----------
		-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2008, investment cost for federal tax purposes was $36,479,443 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 6,100,573
Unrealized depreciation	(4,793,067)
-----------

Net unrealized appreciation $ 1,307,506
----------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$34,434,939	$ --
Level 2 - Other Significant Observable Inputs	3,352,010	--
Level 3 - Significant Unobservable Inputs	--	--
	-----------	-----------
Total	$37,786,949	$ --
	-----------	-----------
	-----------	-----------

*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/28/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/28/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/28/2008